FORM 13F COVER PAGE

"Report for the Calander Year or Quarter ended: June 30, 2008"

Check here if Amendment [   ] ; Amendment Number:
This Amendment (Check only one.):
  [   ] is a restatement.
  [   ] added new holdings entries.

Institutional Investment Manager Filing this report:

Name: Ruffer LLP
Address: 80 Victoria Street
              London SW1E 5JL
              United Kingdom

Form 13F File Number: 028-12772

The institutional investment manager filing this report and the person by whom it is signed hereby respresent that the person signing
"the report is authorized to submit it, that all information contained" "herein is true, correct and complete, and that it is understood that" "all required items, statements, schedules, lists, and tables, are " considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: Louise Ellis
Title: Compliance Officer
Phone: 0044 20 7963 8146

"Signature, Place and Date of Signing:"

"Louise Ellis, London United Kingdom, July 7 2008"

[ x ] 13F HOLDINGS REPORT. (Check here is all holdings of
 this reporting manager are reporting in this report.)
[   ] 13F NOTICE. (Check here if no holdings reported are in this
" report, and all holdings are reported by other " reporting manager(s).)

[   ] 13F COMBINATION REPORT. (Check here if a portion of the
 holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: None

FORM 13F SUMMARY

Report Summary:

Number of Other Included Managers: None
Form 13F Information Table Entry Total: 52
"Form 13F Information Table Value Total: $268,407 (thousands)"

FORM 13F INFORMATION TABLE

AMERICAN EXPRESS CO	COM	025816109	715	19000	SH		Sole		19000	0	0
AMGEN INC	COM	031162100	2334	49480	SH		Sole		49480	0	0
BARRICK GOLD CORP	COM	067901108	5871	128940	SH		Sole		128940	0	0
BERKSHIRE HATHAWAY INC DEL	CL A	084670108	3137	26	SH		Sole		26	0	0
BERKSHIRE HATHAWAY INC DEL	CL B	084670207	233	58	SH		Sole		58	0	0
BURLINGTON NORTHN SANTA FE CP	COM	12189T104	1497	15000	SH		Sole		15000	0	0
CARMAX INC	COM	143130102	708	50000	SH		Sole		50000	0	0
Chunghwa Telecom	SPON ADR NEW	17133Q304	2053	80800	SH		Sole		80800	0	0
CISCO SYS INC	COM	17275R102	212	9090	SH		Sole		9090	0	0
Clean Deisel Tech	COM NEW	18449C302	14190	1200747	SH		Sole		1200747	0	0
COCA COLA CO	COM	191216100	250	4820	SH		Sole		4820	0	0
Coeur D Alene Mines Corp	COM	192108108	6772	2331235	SH		Sole		2331235	0	0
COMCAST CORP NEW	CLA	20030N101	1231	65000	SH		Sole		65000	0	0
CONOCOPHILLIPS	COM	20825C104	867	9200	SH		Sole		9200	0	0
COVIDIEN LTD	COM	G2552X108	934	19500	SH		Sole		19500	0	0
DELL INC	COM	24702R101	766	35000	SH		Sole		35000	0	0
DEVON ENERGY CORP NEW	COM	25179M103	721	6000	SH		Sole		6000	0	0
DRDGOLD LIMITED	SPON ADR NEW	26152H301	856	110700	SH		Sole		110700	0	0
ENCANA CORP	COM	292505104	2902	31888	SH		Sole		31888	0	0
ESCO TECHNOLOGIES INC	COM	296315104	775	16500	SH		Sole		16500	0	0
EXXON MOBIL CORP	COM	30231G102	491	5585	SH		Sole		5585	0	0
GENERAL ELECTRIC CO	COM	369604103	1633	61300	SH		Sole		61300	0	0
Gold Fields Ltd New	SPON ADR	38059T106	18462	1460600	SH		Sole		1460600	0	0
GOLDCORP INC NEW	COM	380956409	462	10000	SH		Sole		10000	0	0
GOLDEN STAR RES LTD CDA	COM	38119T104	1314	495000	SH		Sole		495000	0	0
HERSHEY CO	COM	427866108	328	10000	SH		Sole		10000	0	0
IAMGOLD CORP	COM	450913108	1357	225000	SH		Sole		225000	0	0
INTEL CORP	COM	458140100	3495	162670	SH		Sole		162670	0	0
INTERNATIONAL BUSINESS MACHS	COM	459200101	347	2927	SH		Sole		2927	0	0
INTERNATIONAL GAME TECHNOLOGY	COM	459902102	749	30000	SH		Sole		30000	0	0
JOHNSON & JOHNSON	COM	478160104	40308	626830	SH		Sole		626830	0	0
JPMORGAN & CHASE & CO	COM	46625H100	687	20000	SH		Sole		20000	0	0
KIMBERLY CLARK CORP	COM	494368103	226	3780	SH		Sole		3780	0	0
KRAFT FOODS INC	CL A	50075N104	83765	2942895	SH		Sole		2942895	0	0
MARSH & MCLENNAN COS INC	COM	571748102	880	33152	SH		Sole		33152	0	0
MCDONALDS CORP	COM	580135101	421	7500	SH		Sole		7500	0	0
MEDTRONIC INC	COM	585055106	1370	26500	SH		Sole		26500	0	0
MGT CAPITAL INVTS INC	COM	55302P103	486	237160	SH		Sole		237160	0	0
NDS GROUP PLC	SPONSORED ADR	628891103	3622	61000	SH		Sole		61000	0	0
NEWMONT MINING CORP	COM	651639106	50220	963315	SH		Sole		963315	0	0
PEPSICO INC	COM	713448108	318	5000	SH		Sole		5000	0	0
PROCTER & GAMBLE CO	COM	742718109	784	12900	SH		Sole		12900	0	0
ROYAL DUTCH SHELL PLC	SPON ADR A	780259107	552	6895	SH		Sole		6895	0	0
ROYAL DUTCH SHELL PLC	SPON ADR B	780259206	253	3100	SH		Sole		3100	0	0
SARA LEE CORP	COM	803111103	734	60000	SH		Sole		60000	0	0
SCHLUMBERGER LTD	COM	806857108	430	4000	SH		Sole		4000	0	0
United Micro Corp	SPON ADR NEW	910873405	816	277989	SH		Sole		277989	0	0
U S G CORP	COM NEW	903293405	591	20000	SH		Sole		20000	0	0
WALGREEN CO	COM	931422109	2842	87500	SH		Sole		87500	0	0
WAL MART STORES INC	COM	931142103	1937	34500	SH		Sole		34500	0	0

WELLS FARGO & CO NEW	COM	949746101	711	30000	SH		Sole		30000	0	0
WYETH	COM	983024100	791	16500	SH		Sole		16500	0	0